Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 43	$ 82
Assets, Gross amounts not offset in consolidated balance sheets	37	7
Assets, Net amounts	6	75
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(190)	(20)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(37)	(7)
Liabilities, Net Amounts	$ (153)	$ (13)